Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 239,465	$ 204,465
Less: accumulated depreciation	(73,127)	(61,846)
Total property and equipment, net	166,338	142,619
Computer and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,942	9,942
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	3,432	3,432
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 226,091	$ 191,091